Income Tax (Income)/ Expense (Details) - Summary of income tax (Income)/ Expense - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax (Income)/ Expense (Details) - Summary of income tax (Income)/ Expense [Line Items]
Tax expense (income), continuing operations	$ 17,469,099	$ (1,556,824)	$ 442,595
PRC enterprises income tax [Member]
Income Tax (Income)/ Expense (Details) - Summary of income tax (Income)/ Expense [Line Items]
Current tax	5,495	47,916	256,808
Deferred tax	$ 17,463,604	$ (1,614,740)	$ 185,787